Shareholders’ equity (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 03, 2024 $ / shares
Notes and other explanatory information [abstract]
Exchange rate | $ / shares					0.02360
Compensation expenses | $		$ 13	$ 6	$ 27